N-4	Apr. 24, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2026
Amendment Flag	false
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.80%	0.81%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,020	Highest Annual Cost: $5,093
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.80%	0.81%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,020	Highest Annual Cost: $5,093
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.81%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 1,020
Highest Annual Cost [Dollars]	$ 5,093
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the Investment Options, subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting additional Purchase Payments.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.
Key Information, Benefit Restrictions [Text Block]	Yes. Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all Investment Options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or an IRA, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set the Advisory Program Fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.As a result of one or more of these conflicts of interest, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.80%	0.81%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.05%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.80%	0.81%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.05%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.81%
Base Contract Expense (of Average Account Value), Current [Percent]	0.80%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.05%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.05%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.05%.
Portfolio Companies [Table Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capi Core Fund Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Dynamic Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALIC Company I Large Capital Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price Company
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See the “Taxes” section.During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts. During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Interest Guaranteed Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for: •Payments to be made to you; and •Payment over a stated period of time, but not less than five years; and •Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made). We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that you selected. You may select the specific Investment Options from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans. Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Option(s) and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Affiliate Guarantee
Item 10. Benefits Available [Line Items]
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DCA Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Fees may have on your Contract Value before electing to enroll in the Advisory Program.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.Advisory Agreement and Fees When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement. Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of your Advisory Agreement, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract. If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee. Please see the “Taxes” section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions noted in the “General Description of the Contracts” section of this Prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contracts” section of this Prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | American Home Guarantee
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	American Home Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to American Home’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	American Home Guarantee
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus8 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus6 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | IncomeLOCK Plus | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Multi-Year Enhanced Option (MVA)
Fixed Option [Line Items]
Fixed Option Available, Name	Multi-Year Enhanced Option (MVA)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Multi-Year Enhanced Option (MVA) | Point To Point 3 Year
Fixed Option [Line Items]
Fixed Option Available, Term	3 years
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Multi-Year Enhanced Option (MVA) | Point To Point 5 Year
Fixed Option [Line Items]
Fixed Option Available, Term	5 years
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Multi-Year Enhanced Option (MVA) | Point To Point 7 Year
Fixed Option [Line Items]
Fixed Option Available, Term	7 years
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Multi-Year Enhanced Option (MVA) | Point To Point 10 Year
Fixed Option [Line Items]
Fixed Option Available, Term	10 years
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Options Portfolio Director Contracts feature up to five guaranteed Fixed Account Options that are each part of the General Account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed Fixed Account Options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Fixed Account Options	Description
Fixed Account Plus
This Fixed Account Option provides for a fixed rate of interest with a long-term time horizon. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account
Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments. Please refer to the Fixed
Account Plus Excess Transfer Charge (Series 11 Only) section in “Charges and Adjustments” for information about certain transfer limitations for Fixed Account Plus.

Short-Term Fixed Account
This Fixed Account Option provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This Fixed Account Option is a long-term Investment Option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“Multi-Year Option Term”). You may establish one or more new Multi-Year Option guarantee periods (Multi-Year Options Bands) with a minimum amount, as described in the Contract, per Multi-Year Option Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each Multi-Year Option Band will be guaranteed to receive a stated rate of interest through the end of the selected Multi-Year Option term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All Multi-Year
Option Terms may not be available. See your investment professional for information on the Multi-Year
Option Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
This Fixed Account Option is a short-term Investment Option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Investment
Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your investment professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for Fixed Account Options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued. Dollar Cost Averaging Fixed Accounts You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information. The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows: DCA Fixed Account Minimum Purchase Payment 6-Month = $25,000 *
12-Month = $25,000 * •You may not make a transfer from a Variable Investment Option or available Fixed Account Option into a DCA Fixed Account Option. •Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Variable Investment Option or Fixed Account Option according to your current allocation instructions on file. *The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000. DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available Investment Options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available Investment Options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Amounts withdrawn from series 1, 3, 4, 5, 7, 8, 9, or 10 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Variable Investment Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Dynamic Allocation Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 3
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 4
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 8
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 10
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,660
Surrender Expense, 1 Year, Minimum [Dollars]	5,714
Surrender Expense, 3 Years, Maximum [Dollars]	11,182
Surrender Expense, 3 Years, Minimum [Dollars]	8,231
Surrender Expense, 5 Years, Maximum [Dollars]	15,756
Surrender Expense, 5 Years, Minimum [Dollars]	10,606
Surrender Expense, 10 Years, Maximum [Dollars]	23,245
Surrender Expense, 10 Years, Minimum [Dollars]	12,433
Annuitized Expense, 1 Year, Maximum [Dollars]	2,025
Annuitized Expense, 1 Year, Minimum [Dollars]	1,035
Annuitized Expense, 3 Years, Maximum [Dollars]	6,260
Annuitized Expense, 3 Years, Minimum [Dollars]	3,231
Annuitized Expense, 5 Years, Maximum [Dollars]	10,765
Annuitized Expense, 5 Years, Minimum [Dollars]	5,606
Annuitized Expense, 10 Years, Maximum [Dollars]	23,245
Annuitized Expense, 10 Years, Minimum [Dollars]	12,433
No Surrender Expense, 1 Year, Maximum [Dollars]	2,025
No Surrender Expense, 1 Year, Minimum [Dollars]	1,035
No Surrender Expense, 3 Years, Maximum [Dollars]	6,260
No Surrender Expense, 3 Years, Minimum [Dollars]	3,231
No Surrender Expense, 5 Years, Maximum [Dollars]	10,765
No Surrender Expense, 5 Years, Minimum [Dollars]	5,606
No Surrender Expense, 10 Years, Maximum [Dollars]	23,245
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,433
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,646
Surrender Expense, 1 Year, Minimum [Dollars]	5,700
Surrender Expense, 3 Years, Maximum [Dollars]	11,141
Surrender Expense, 3 Years, Minimum [Dollars]	8,187
Surrender Expense, 5 Years, Maximum [Dollars]	15,685
Surrender Expense, 5 Years, Minimum [Dollars]	10,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,646
Surrender Expense, 1 Year, Minimum [Dollars]	5,700
Surrender Expense, 3 Years, Maximum [Dollars]	11,141
Surrender Expense, 3 Years, Minimum [Dollars]	8,187
Surrender Expense, 5 Years, Maximum [Dollars]	15,685
Surrender Expense, 5 Years, Minimum [Dollars]	10,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,660
Surrender Expense, 1 Year, Minimum [Dollars]	5,714
Surrender Expense, 3 Years, Maximum [Dollars]	11,182
Surrender Expense, 3 Years, Minimum [Dollars]	8,231
Surrender Expense, 5 Years, Maximum [Dollars]	15,756
Surrender Expense, 5 Years, Minimum [Dollars]	10,606
Surrender Expense, 10 Years, Maximum [Dollars]	23,245
Surrender Expense, 10 Years, Minimum [Dollars]	12,433
Annuitized Expense, 1 Year, Maximum [Dollars]	2,025
Annuitized Expense, 1 Year, Minimum [Dollars]	1,035
Annuitized Expense, 3 Years, Maximum [Dollars]	6,260
Annuitized Expense, 3 Years, Minimum [Dollars]	3,231
Annuitized Expense, 5 Years, Maximum [Dollars]	10,765
Annuitized Expense, 5 Years, Minimum [Dollars]	5,606
Annuitized Expense, 10 Years, Maximum [Dollars]	23,245
Annuitized Expense, 10 Years, Minimum [Dollars]	12,433
No Surrender Expense, 1 Year, Maximum [Dollars]	2,025
No Surrender Expense, 1 Year, Minimum [Dollars]	1,035
No Surrender Expense, 3 Years, Maximum [Dollars]	6,260
No Surrender Expense, 3 Years, Minimum [Dollars]	3,231
No Surrender Expense, 5 Years, Maximum [Dollars]	10,765
No Surrender Expense, 5 Years, Minimum [Dollars]	5,606
No Surrender Expense, 10 Years, Maximum [Dollars]	23,245
No Surrender Expense, 10 Years, Minimum [Dollars]	12,433
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 12
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,010
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,216
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	10,765
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 11
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,010
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,216
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	10,765
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 6
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,010
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,216
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	10,765
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	12,292
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | Series 2
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,010
Surrender Expense, 1 Year, Minimum [Dollars]	1,020
Surrender Expense, 3 Years, Maximum [Dollars]	6,216
Surrender Expense, 3 Years, Minimum [Dollars]	3,187
Surrender Expense, 5 Years, Maximum [Dollars]	10,765
Surrender Expense, 5 Years, Minimum [Dollars]	5,533
Surrender Expense, 10 Years, Maximum [Dollars]	23,111
Surrender Expense, 10 Years, Minimum [Dollars]	12,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,010
Annuitized Expense, 1 Year, Minimum [Dollars]	1,020
Annuitized Expense, 3 Years, Maximum [Dollars]	6,216
Annuitized Expense, 3 Years, Minimum [Dollars]	3,187
Annuitized Expense, 5 Years, Maximum [Dollars]	10,685
Annuitized Expense, 5 Years, Minimum [Dollars]	5,533
Annuitized Expense, 10 Years, Maximum [Dollars]	23,111
Annuitized Expense, 10 Years, Minimum [Dollars]	12,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,010
No Surrender Expense, 1 Year, Minimum [Dollars]	1,020
No Surrender Expense, 3 Years, Maximum [Dollars]	6,216
No Surrender Expense, 3 Years, Minimum [Dollars]	3,187
No Surrender Expense, 5 Years, Maximum [Dollars]	10,685
No Surrender Expense, 5 Years, Minimum [Dollars]	5,533
No Surrender Expense, 10 Years, Maximum [Dollars]	23,111
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 12,292
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.60%	0.61%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $4,898
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.60%	0.61%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $4,898
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.61%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 817
Highest Annual Cost [Dollars]	$ 4,898
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the Investment Options, subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting additional Purchase Payments.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.
Key Information, Benefit Restrictions [Text Block]	Yes. Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all Investment Options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or an IRA, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set the Advisory Program Fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.As a result of one or more of these conflicts of interest, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.60%	0.61%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.85%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.60%	0.61%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.85%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.61%
Base Contract Expense (of Average Account Value), Current [Percent]	0.60%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.85%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.85%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.85%.
Portfolio Companies [Table Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capi Core Fund Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Dynamic Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALIC Company I Large Capital Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price Company
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See the “Taxes” section.During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts. During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Interest Guaranteed Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for: •Payments to be made to you; and •Payment over a stated period of time, but not less than five years; and •Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made). We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that you selected. You may select the specific Investment Options from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans. Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Option(s) and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Affiliate Guarantee
Item 10. Benefits Available [Line Items]
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DCA Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Fees may have on your Contract Value before electing to enroll in the Advisory Program.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.Advisory Agreement and Fees When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement. Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of your Advisory Agreement, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract. If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee. Please see the “Taxes” section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions noted in the “General Description of the Contracts” section of this Prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contracts” section of this Prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | American Home Guarantee
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	American Home Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to American Home’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	American Home Guarantee
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus8 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus6 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | IncomeLOCK Plus | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Multi-Year Enhanced Option (MVA)
Fixed Option [Line Items]
Fixed Option Available, Name	Multi-Year Enhanced Option (MVA)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Multi-Year Enhanced Option (MVA) | Point To Point 3 Year
Fixed Option [Line Items]
Fixed Option Available, Term	3 years
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Multi-Year Enhanced Option (MVA) | Point To Point 5 Year
Fixed Option [Line Items]
Fixed Option Available, Term	5 years
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Multi-Year Enhanced Option (MVA) | Point To Point 7 Year
Fixed Option [Line Items]
Fixed Option Available, Term	7 years
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Multi-Year Enhanced Option (MVA) | Point To Point 10 Year
Fixed Option [Line Items]
Fixed Option Available, Term	10 years
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Options Portfolio Director Contracts feature up to five guaranteed Fixed Account Options that are each part of the General Account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed Fixed Account Options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Fixed Account Options	Description
Fixed Account Plus
This Fixed Account Option provides for a fixed rate of interest with a long-term time horizon. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account
Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments. Please refer to the Fixed
Account Plus Excess Transfer Charge (Series 11 Only) section in “Charges and Adjustments” for information about certain transfer limitations for Fixed Account Plus.

Short-Term Fixed Account
This Fixed Account Option provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This Fixed Account Option is a long-term Investment Option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“Multi-Year Option Term”). You may establish one or more new Multi-Year Option guarantee periods (Multi-Year Options Bands) with a minimum amount, as described in the Contract, per Multi-Year Option Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each Multi-Year Option Band will be guaranteed to receive a stated rate of interest through the end of the selected Multi-Year Option term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All Multi-Year
Option Terms may not be available. See your investment professional for information on the Multi-Year
Option Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
This Fixed Account Option is a short-term Investment Option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Investment
Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your investment professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for Fixed Account Options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued. Dollar Cost Averaging Fixed Accounts You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information. The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows: DCA Fixed Account Minimum Purchase Payment 6-Month = $25,000 *
12-Month = $25,000 * •You may not make a transfer from a Variable Investment Option or available Fixed Account Option into a DCA Fixed Account Option. •Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Variable Investment Option or Fixed Account Option according to your current allocation instructions on file. *The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000. DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available Investment Options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available Investment Options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Amounts withdrawn from series 1, 3, 4, 5, 7, 8, 9, or 10 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Variable Investment Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Dynamic Allocation Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 3
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 4
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 8
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 10
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,468
Surrender Expense, 1 Year, Minimum [Dollars]	5,520
Surrender Expense, 3 Years, Maximum [Dollars]	10,601
Surrender Expense, 3 Years, Minimum [Dollars]	7,601
Surrender Expense, 5 Years, Maximum [Dollars]	14,726
Surrender Expense, 5 Years, Minimum [Dollars]	9,523
Surrender Expense, 10 Years, Maximum [Dollars]	21,131
Surrender Expense, 10 Years, Minimum [Dollars]	10,082
Annuitized Expense, 1 Year, Maximum [Dollars]	1,824
Annuitized Expense, 1 Year, Minimum [Dollars]	832
Annuitized Expense, 3 Years, Maximum [Dollars]	5,649
Annuitized Expense, 3 Years, Minimum [Dollars]	2,601
Annuitized Expense, 5 Years, Maximum [Dollars]	9,726
Annuitized Expense, 5 Years, Minimum [Dollars]	4,523
Annuitized Expense, 10 Years, Maximum [Dollars]	21,131
Annuitized Expense, 10 Years, Minimum [Dollars]	10,082
No Surrender Expense, 1 Year, Maximum [Dollars]	1,824
No Surrender Expense, 1 Year, Minimum [Dollars]	832
No Surrender Expense, 3 Years, Maximum [Dollars]	5,649
No Surrender Expense, 3 Years, Minimum [Dollars]	2,601
No Surrender Expense, 5 Years, Maximum [Dollars]	9,726
No Surrender Expense, 5 Years, Minimum [Dollars]	4,523
No Surrender Expense, 10 Years, Maximum [Dollars]	21,131
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 10,082
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,454
Surrender Expense, 1 Year, Minimum [Dollars]	5,506
Surrender Expense, 3 Years, Maximum [Dollars]	10,559
Surrender Expense, 3 Years, Minimum [Dollars]	7,557
Surrender Expense, 5 Years, Maximum [Dollars]	14,655
Surrender Expense, 5 Years, Minimum [Dollars]	9,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,454
Surrender Expense, 1 Year, Minimum [Dollars]	5,506
Surrender Expense, 3 Years, Maximum [Dollars]	10,559
Surrender Expense, 3 Years, Minimum [Dollars]	7,557
Surrender Expense, 5 Years, Maximum [Dollars]	14,655
Surrender Expense, 5 Years, Minimum [Dollars]	9,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,468
Surrender Expense, 1 Year, Minimum [Dollars]	5,520
Surrender Expense, 3 Years, Maximum [Dollars]	10,601
Surrender Expense, 3 Years, Minimum [Dollars]	7,601
Surrender Expense, 5 Years, Maximum [Dollars]	14,726
Surrender Expense, 5 Years, Minimum [Dollars]	9,523
Surrender Expense, 10 Years, Maximum [Dollars]	21,131
Surrender Expense, 10 Years, Minimum [Dollars]	10,082
Annuitized Expense, 1 Year, Maximum [Dollars]	1,824
Annuitized Expense, 1 Year, Minimum [Dollars]	832
Annuitized Expense, 3 Years, Maximum [Dollars]	5,649
Annuitized Expense, 3 Years, Minimum [Dollars]	2,601
Annuitized Expense, 5 Years, Maximum [Dollars]	9,726
Annuitized Expense, 5 Years, Minimum [Dollars]	4,523
Annuitized Expense, 10 Years, Maximum [Dollars]	21,131
Annuitized Expense, 10 Years, Minimum [Dollars]	10,082
No Surrender Expense, 1 Year, Maximum [Dollars]	1,824
No Surrender Expense, 1 Year, Minimum [Dollars]	832
No Surrender Expense, 3 Years, Maximum [Dollars]	5,649
No Surrender Expense, 3 Years, Minimum [Dollars]	2,601
No Surrender Expense, 5 Years, Maximum [Dollars]	9,726
No Surrender Expense, 5 Years, Minimum [Dollars]	4,523
No Surrender Expense, 10 Years, Maximum [Dollars]	21,131
No Surrender Expense, 10 Years, Minimum [Dollars]	10,082
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 12
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,809
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,605
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	9,655
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 11
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,809
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,605
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	9,655
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 6
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,809
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,605
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	9,655
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	9,939
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | Series 2
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,809
Surrender Expense, 1 Year, Minimum [Dollars]	817
Surrender Expense, 3 Years, Maximum [Dollars]	5,605
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Maximum [Dollars]	9,655
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Maximum [Dollars]	20,996
Surrender Expense, 10 Years, Minimum [Dollars]	9,939
Annuitized Expense, 1 Year, Maximum [Dollars]	1,809
Annuitized Expense, 1 Year, Minimum [Dollars]	817
Annuitized Expense, 3 Years, Maximum [Dollars]	5,605
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Maximum [Dollars]	9,655
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Maximum [Dollars]	20,996
Annuitized Expense, 10 Years, Minimum [Dollars]	9,939
No Surrender Expense, 1 Year, Maximum [Dollars]	1,809
No Surrender Expense, 1 Year, Minimum [Dollars]	817
No Surrender Expense, 3 Years, Maximum [Dollars]	5,605
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Maximum [Dollars]	9,655
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Maximum [Dollars]	20,996
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes and tax penalties. No surrender charges would apply to a series 2, 6, 11, or 12
Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.20%	0.21%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $409	Highest Annual Cost: $1,420
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits and Portfolio Company
fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes and tax penalties. No surrender charges would apply to a series 2, 6, 11, or 12
Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.20%	0.21%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $409	Highest Annual Cost: $1,420
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits and Portfolio Company
fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.21%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be platform expenses.
Lowest Annual Cost [Dollars]	$ 409
Highest Annual Cost [Dollars]	$ 1,420
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the Investment Options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting Purchase Payments.
Key Information, Benefit Restrictions [Text Block]	If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be our affiliate, VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your Advisory Program Fee. While VALIC will deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.As a result of one or more of these conflicts of interest,your investment professional may have a financial incentive to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 5, 7, and 9 Contracts Only) in the “Charges and Adjustments” section of the prospectus. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section of the prospectus.The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Investment Options)	0.20%	0.21%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Options)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.45%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section of the prospectus. (2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies.  A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Companies with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 5, 7, and 9 Contracts Only) in the “Charges and Adjustments” section of the prospectus. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section of the prospectus.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 5, 7, and 9 Contracts Only) in the “Charges and Adjustments” section of the prospectus.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section of the prospectus.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Investment Options)	0.20%	0.21%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Options)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.45%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section of the prospectus. (2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.21%
Base Contract Expense (of Average Account Value), Current [Percent]	0.20%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.45%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section of the prospectus.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Companies with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the Contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 5, 7, or 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds” which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.) Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like a death benefit. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on your state, you may be required to pay a loan application fee to us. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including service outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions and unauthorized release of confidential customer information. Such systems failures, cyber-attacks, or other disruptions affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, ”AI Tools”) may increase our exposure to, or exacerbate the risks or cyberattacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and annuity benefits, and
may be subject to surrender charges,
federal and state income taxes and a 10%
federal penalty tax.
•Currently, we do not honor investment
adviser transfer requests in connection
with Advisory Programs that are offered
through third-party Investment Advisers.

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]	Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and annuity benefits, and
may be subject to surrender charges,
federal and state income taxes and a 10%
federal penalty tax.
•Currently, we do not honor investment
adviser transfer requests in connection
with Advisory Programs that are offered
through third-party Investment Advisers.

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.45%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program for a list of the employer-selected Portfolio Companies available in your Contract and any limitation on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all Contracts.The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542.The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.45%.
Portfolio Companies [Table Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Dynamic Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALIC Company I Large Capital Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price Company
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See the “Taxes” section.During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. (Currently, we do not honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.) 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Interest Guaranteed Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DCA Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Currently, we do not honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Multi-Year Enhanced Option (MVA)
Fixed Option [Line Items]
Fixed Option Available, Name	Multi-Year Enhanced Option (MVA)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Multi-Year Enhanced Option (MVA) | Point To Point 3 Year
Fixed Option [Line Items]
Fixed Option Available, Term	3 years
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Multi-Year Enhanced Option (MVA) | Point To Point 5 Year
Fixed Option [Line Items]
Fixed Option Available, Term	5 years
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Multi-Year Enhanced Option (MVA) | Point To Point 7 Year
Fixed Option [Line Items]
Fixed Option Available, Term	7 years
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Multi-Year Enhanced Option (MVA) | Point To Point 10 Year
Fixed Option [Line Items]
Fixed Option Available, Term	10 years
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Amounts withdrawn from series 1, 5, 7, or 9 Contract may result in surrender charges, taxes and tax penalities. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another Mutual Funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the Contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 5, 7, or 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Variable Investment Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Dynamic Allocation Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like a death benefit. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds” which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.)
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on your state, you may be required to pay a loan application fee to us.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including service outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions and unauthorized release of confidential customer information. Such systems failures, cyber-attacks, or other disruptions affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, ”AI Tools”) may increase our exposure to, or exacerbate the risks or cyberattacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Deduction of Advisory Program Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,082
Surrender Expense, 1 Year, Minimum [Dollars]	5,130
Surrender Expense, 3 Years, Maximum [Dollars]	9,416
Surrender Expense, 3 Years, Minimum [Dollars]	6,331
Surrender Expense, 5 Years, Maximum [Dollars]	12,634
Surrender Expense, 5 Years, Minimum [Dollars]	7,322
Surrender Expense, 10 Years, Maximum [Dollars]	16,763
Surrender Expense, 10 Years, Minimum [Dollars]	5,223
Annuitized Expense, 1 Year, Maximum [Dollars]	1,420
Annuitized Expense, 1 Year, Minimum [Dollars]	424
Annuitized Expense, 3 Years, Maximum [Dollars]	4,416
Annuitized Expense, 3 Years, Minimum [Dollars]	1,331
Annuitized Expense, 5 Years, Maximum [Dollars]	7,634
Annuitized Expense, 5 Years, Minimum [Dollars]	2,322
Annuitized Expense, 10 Years, Maximum [Dollars]	16,763
Annuitized Expense, 10 Years, Minimum [Dollars]	5,223
No Surrender Expense, 1 Year, Maximum [Dollars]	1,420
No Surrender Expense, 1 Year, Minimum [Dollars]	424
No Surrender Expense, 3 Years, Maximum [Dollars]	4,416
No Surrender Expense, 3 Years, Minimum [Dollars]	1,331
No Surrender Expense, 5 Years, Maximum [Dollars]	7,634
No Surrender Expense, 5 Years, Minimum [Dollars]	2,322
No Surrender Expense, 10 Years, Maximum [Dollars]	16,763
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,223
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,068
Surrender Expense, 1 Year, Minimum [Dollars]	5,116
Surrender Expense, 3 Years, Maximum [Dollars]	9,372
Surrender Expense, 3 Years, Minimum [Dollars]	6,286
Surrender Expense, 5 Years, Maximum [Dollars]	12,562
Surrender Expense, 5 Years, Minimum [Dollars]	7,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,068
Surrender Expense, 1 Year, Minimum [Dollars]	5,116
Surrender Expense, 3 Years, Maximum [Dollars]	9,372
Surrender Expense, 3 Years, Minimum [Dollars]	6,286
Surrender Expense, 5 Years, Maximum [Dollars]	12,562
Surrender Expense, 5 Years, Minimum [Dollars]	7,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,082
Surrender Expense, 1 Year, Minimum [Dollars]	5,130
Surrender Expense, 3 Years, Maximum [Dollars]	9,416
Surrender Expense, 3 Years, Minimum [Dollars]	6,331
Surrender Expense, 5 Years, Maximum [Dollars]	12,634
Surrender Expense, 5 Years, Minimum [Dollars]	7,322
Surrender Expense, 10 Years, Maximum [Dollars]	16,763
Surrender Expense, 10 Years, Minimum [Dollars]	5,223
Annuitized Expense, 1 Year, Maximum [Dollars]	1,420
Annuitized Expense, 1 Year, Minimum [Dollars]	424
Annuitized Expense, 3 Years, Maximum [Dollars]	4,416
Annuitized Expense, 3 Years, Minimum [Dollars]	1,331
Annuitized Expense, 5 Years, Maximum [Dollars]	7,634
Annuitized Expense, 5 Years, Minimum [Dollars]	2,322
Annuitized Expense, 10 Years, Maximum [Dollars]	16,763
Annuitized Expense, 10 Years, Minimum [Dollars]	5,223
No Surrender Expense, 1 Year, Maximum [Dollars]	1,420
No Surrender Expense, 1 Year, Minimum [Dollars]	424
No Surrender Expense, 3 Years, Maximum [Dollars]	4,416
No Surrender Expense, 3 Years, Minimum [Dollars]	1,331
No Surrender Expense, 5 Years, Maximum [Dollars]	7,634
No Surrender Expense, 5 Years, Minimum [Dollars]	2,322
No Surrender Expense, 10 Years, Maximum [Dollars]	16,763
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,223
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 12
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,405
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,372
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	7,562
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 11
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,405
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,372
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	7,562
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 6
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,405
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,372
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	7,562
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | Series 2
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,405
Surrender Expense, 1 Year, Minimum [Dollars]	409
Surrender Expense, 3 Years, Maximum [Dollars]	4,372
Surrender Expense, 3 Years, Minimum [Dollars]	1,286
Surrender Expense, 5 Years, Maximum [Dollars]	7,562
Surrender Expense, 5 Years, Minimum [Dollars]	2,248
Surrender Expense, 10 Years, Maximum [Dollars]	16,624
Surrender Expense, 10 Years, Minimum [Dollars]	5,077
Annuitized Expense, 1 Year, Maximum [Dollars]	1,405
Annuitized Expense, 1 Year, Minimum [Dollars]	409
Annuitized Expense, 3 Years, Maximum [Dollars]	4,372
Annuitized Expense, 3 Years, Minimum [Dollars]	1,286
Annuitized Expense, 5 Years, Maximum [Dollars]	7,562
Annuitized Expense, 5 Years, Minimum [Dollars]	2,248
Annuitized Expense, 10 Years, Maximum [Dollars]	16,624
Annuitized Expense, 10 Years, Minimum [Dollars]	5,077
No Surrender Expense, 1 Year, Maximum [Dollars]	1,405
No Surrender Expense, 1 Year, Minimum [Dollars]	409
No Surrender Expense, 3 Years, Maximum [Dollars]	4,372
No Surrender Expense, 3 Years, Minimum [Dollars]	1,286
No Surrender Expense, 5 Years, Maximum [Dollars]	7,562
No Surrender Expense, 5 Years, Minimum [Dollars]	2,248
No Surrender Expense, 10 Years, Maximum [Dollars]	16,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 5,077
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.40%	0.41%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $4,702
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	0.40%	0.41%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $4,702
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.40%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.41%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 613
Highest Annual Cost [Dollars]	$ 4,702
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the Investment Options, subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting additional Purchase Payments.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.
Key Information, Benefit Restrictions [Text Block]	Yes. Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all Investment Options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or an IRA, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set the Advisory Program Fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.As a result of one or more of these conflicts of interest, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.40%	0.41%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	0.40%	0.41%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.41%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 0.65%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.65%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.65%.
Portfolio Companies [Table Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capi Core Fund Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Dynamic Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALIC Company I Large Capital Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price Company
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See the “Taxes” section.During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts. During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Interest Guaranteed Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for: •Payments to be made to you; and •Payment over a stated period of time, but not less than five years; and •Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made). We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that you selected. You may select the specific Investment Options from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans. Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Option(s) and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Affiliate Guarantee
Item 10. Benefits Available [Line Items]
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DCA Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Fees may have on your Contract Value before electing to enroll in the Advisory Program.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.Advisory Agreement and Fees When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement. Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of your Advisory Agreement, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract. If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee. Please see the “Taxes” section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions noted in the “General Description of the Contracts” section of this Prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contracts” section of this Prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | American Home Guarantee
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	American Home Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to American Home’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	American Home Guarantee
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus8 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus6 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | IncomeLOCK Plus | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Multi-Year Enhanced Option (MVA)
Fixed Option [Line Items]
Fixed Option Available, Name	Multi-Year Enhanced Option (MVA)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Multi-Year Enhanced Option (MVA) | Point To Point 3 Year
Fixed Option [Line Items]
Fixed Option Available, Term	3 years
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Multi-Year Enhanced Option (MVA) | Point To Point 5 Year
Fixed Option [Line Items]
Fixed Option Available, Term	5 years
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Multi-Year Enhanced Option (MVA) | Point To Point 7 Year
Fixed Option [Line Items]
Fixed Option Available, Term	7 years
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Multi-Year Enhanced Option (MVA) | Point To Point 10 Year
Fixed Option [Line Items]
Fixed Option Available, Term	10 years
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Options Portfolio Director Contracts feature up to five guaranteed Fixed Account Options that are each part of the General Account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed Fixed Account Options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Fixed Account Options	Description
Fixed Account Plus
This Fixed Account Option provides for a fixed rate of interest with a long-term time horizon. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account
Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments. Please refer to the Fixed
Account Plus Excess Transfer Charge (Series 11 Only) section in “Charges and Adjustments” for information about certain transfer limitations for Fixed Account Plus.

Short-Term Fixed Account
This Fixed Account Option provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This Fixed Account Option is a long-term Investment Option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“Multi-Year Option Term”). You may establish one or more new Multi-Year Option guarantee periods (Multi-Year Options Bands) with a minimum amount, as described in the Contract, per Multi-Year Option Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each Multi-Year Option Band will be guaranteed to receive a stated rate of interest through the end of the selected Multi-Year Option term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All Multi-Year
Option Terms may not be available. See your investment professional for information on the Multi-Year
Option Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
This Fixed Account Option is a short-term Investment Option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Investment
Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your investment professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for Fixed Account Options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued. Dollar Cost Averaging Fixed Accounts You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information. The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows: DCA Fixed Account Minimum Purchase Payment 6-Month = $25,000 *
12-Month = $25,000 * •You may not make a transfer from a Variable Investment Option or available Fixed Account Option into a DCA Fixed Account Option. •Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Variable Investment Option or Fixed Account Option according to your current allocation instructions on file. *The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000. DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available Investment Options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available Investment Options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Amounts withdrawn from series 1, 3, 4, 5, 7, 8, 9, or 10 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Variable Investment Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Dynamic Allocation Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 3
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 4
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 8
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 10
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,275
Surrender Expense, 1 Year, Minimum [Dollars]	5,325
Surrender Expense, 3 Years, Maximum [Dollars]	10,016
Surrender Expense, 3 Years, Minimum [Dollars]	6,968
Surrender Expense, 5 Years, Maximum [Dollars]	13,686
Surrender Expense, 5 Years, Minimum [Dollars]	8,428
Surrender Expense, 10 Years, Maximum [Dollars]	18,971
Surrender Expense, 10 Years, Minimum [Dollars]	7,679
Annuitized Expense, 1 Year, Maximum [Dollars]	1,622
Annuitized Expense, 1 Year, Minimum [Dollars]	628
Annuitized Expense, 3 Years, Maximum [Dollars]	5,035
Annuitized Expense, 3 Years, Minimum [Dollars]	1,968
Annuitized Expense, 5 Years, Maximum [Dollars]	8,686
Annuitized Expense, 5 Years, Minimum [Dollars]	3,428
Annuitized Expense, 10 Years, Maximum [Dollars]	18,971
Annuitized Expense, 10 Years, Minimum [Dollars]	7,679
No Surrender Expense, 1 Year, Maximum [Dollars]	1,622
No Surrender Expense, 1 Year, Minimum [Dollars]	628
No Surrender Expense, 3 Years, Maximum [Dollars]	5,035
No Surrender Expense, 3 Years, Minimum [Dollars]	1,968
No Surrender Expense, 5 Years, Maximum [Dollars]	8,686
No Surrender Expense, 5 Years, Minimum [Dollars]	3,428
No Surrender Expense, 10 Years, Maximum [Dollars]	18,971
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,679
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,261
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	9,974
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	13,614
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,261
Surrender Expense, 1 Year, Minimum [Dollars]	5,311
Surrender Expense, 3 Years, Maximum [Dollars]	9,974
Surrender Expense, 3 Years, Minimum [Dollars]	6,924
Surrender Expense, 5 Years, Maximum [Dollars]	13,614
Surrender Expense, 5 Years, Minimum [Dollars]	8,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,275
Surrender Expense, 1 Year, Minimum [Dollars]	5,325
Surrender Expense, 3 Years, Maximum [Dollars]	10,016
Surrender Expense, 3 Years, Minimum [Dollars]	6,968
Surrender Expense, 5 Years, Maximum [Dollars]	13,686
Surrender Expense, 5 Years, Minimum [Dollars]	8,428
Surrender Expense, 10 Years, Maximum [Dollars]	18,971
Surrender Expense, 10 Years, Minimum [Dollars]	7,679
Annuitized Expense, 1 Year, Maximum [Dollars]	1,622
Annuitized Expense, 1 Year, Minimum [Dollars]	628
Annuitized Expense, 3 Years, Maximum [Dollars]	5,035
Annuitized Expense, 3 Years, Minimum [Dollars]	1,968
Annuitized Expense, 5 Years, Maximum [Dollars]	8,686
Annuitized Expense, 5 Years, Minimum [Dollars]	3,428
Annuitized Expense, 10 Years, Maximum [Dollars]	18,971
Annuitized Expense, 10 Years, Minimum [Dollars]	7,679
No Surrender Expense, 1 Year, Maximum [Dollars]	1,622
No Surrender Expense, 1 Year, Minimum [Dollars]	628
No Surrender Expense, 3 Years, Maximum [Dollars]	5,035
No Surrender Expense, 3 Years, Minimum [Dollars]	1,968
No Surrender Expense, 5 Years, Maximum [Dollars]	8,686
No Surrender Expense, 5 Years, Minimum [Dollars]	3,428
No Surrender Expense, 10 Years, Maximum [Dollars]	18,971
No Surrender Expense, 10 Years, Minimum [Dollars]	7,679
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 12
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,607
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	4,991
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	8,614
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 11
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,607
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	4,991
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	8,614
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 6
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,607
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	4,991
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	8,614
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	7,534
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | Series 2
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	1,607
Surrender Expense, 1 Year, Minimum [Dollars]	613
Surrender Expense, 3 Years, Maximum [Dollars]	4,991
Surrender Expense, 3 Years, Minimum [Dollars]	1,924
Surrender Expense, 5 Years, Maximum [Dollars]	8,614
Surrender Expense, 5 Years, Minimum [Dollars]	3,354
Surrender Expense, 10 Years, Maximum [Dollars]	18,834
Surrender Expense, 10 Years, Minimum [Dollars]	7,534
Annuitized Expense, 1 Year, Maximum [Dollars]	1,607
Annuitized Expense, 1 Year, Minimum [Dollars]	613
Annuitized Expense, 3 Years, Maximum [Dollars]	4,991
Annuitized Expense, 3 Years, Minimum [Dollars]	1,924
Annuitized Expense, 5 Years, Maximum [Dollars]	8,614
Annuitized Expense, 5 Years, Minimum [Dollars]	3,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,834
Annuitized Expense, 10 Years, Minimum [Dollars]	7,534
No Surrender Expense, 1 Year, Maximum [Dollars]	1,607
No Surrender Expense, 1 Year, Minimum [Dollars]	613
No Surrender Expense, 3 Years, Maximum [Dollars]	4,991
No Surrender Expense, 3 Years, Minimum [Dollars]	1,924
No Surrender Expense, 5 Years, Maximum [Dollars]	8,614
No Surrender Expense, 5 Years, Minimum [Dollars]	3,354
No Surrender Expense, 10 Years, Maximum [Dollars]	18,834
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,534
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	1.00%	1.01%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $5,229
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you will be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment and such surrender charge may be greater if subject to taxes or tax penalities. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	1.00%	1.01%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $5,229
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No loans, additional Purchase
Payments, transfers, or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.01%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.65%
Optional Benefits Maximum [Percent]	3.10%
Optional Benefits Footnotes [Text Block]	3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive (Minimum) Living Benefit.[4] As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum) Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 1,223
Highest Annual Cost [Dollars]	$ 5,229
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.•You may transfer funds between the Investment Options, subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting additional Purchase Payments.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.
Key Information, Benefit Restrictions [Text Block]	Yes. Additional restrictions and limitations apply under the Contract’s optional Living Benefits, which are no longer available for purchase.•If you elected an optional Living Benefit, not all Investment Options may be available and you must invest in accordance with any applicable investment restrictions.•We may modify the investment restrictions for an optional Living Benefit.•Withdrawals that exceed limits specified by the terms of an optional Living Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.•If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or an IRA, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be our affiliate VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set the Advisory Program Fee. While VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program, VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.As a result of one or more of these conflicts of interest, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	1.00%	1.01%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies.  A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 3, 4, 5, 7, 8, 9, and 10	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00%(2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge under Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only in the “Charges and Adjustments” section.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	1.00%	1.01%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the benefit base or other (e.g., average account value)(2)	Initial Annual Fee Rate	Maximum Annual Fee Rate(3)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate(4)
1.15%
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts(5)	3.00 – 6.00%(7)
ERISA Contracts(6)	5.50%(8)
Footnotes to Annual Contract Expenses(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4). (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.” (5) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (6) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (7) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (8) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.01%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Portfolio Company Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses are the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors. Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.) Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit. Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	Standard	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on
or after age 70
•Payable in any state where the interest
guaranteed death benefit is not available,
even if death occurs before age 70
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•Market value adjustments may apply to
amounts withdrawn or transferred from a
Multi-Year Enhanced Option
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi- Year Enhanced Options)	Optional	$75 application fee (per loan, where permitted by state law) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts
invested in Variable Investment Options or
Multi-Year Enhanced Options
•Interest will accrue on outstanding loan
amounts
•Will automatically terminate an optional
Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•Participation may automatically terminate
an optional Living Benefit
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit, optional living benefit
and annuity benefits, and may be subject
to surrender charges, federal and state
income taxes and a 10% federal penalty
tax.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Fees may have on your Contract Value
before electing to enroll in the Advisory
Program.
•For new investors, we no longer honor
investment adviser transfer requests in
connection with Advisory Programs that
are offered through third-party Investment
Advisers.

American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Optional	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	Optional	No Charge
•Systematic transfers may only occur on a
monthly basis and will not count towards
the number of free transfers per contract
year
•Minimum Purchase Payment amounts
apply
•Only available in newly issued series 1 (in
an individual IRA) or series 9 (NQDA)
•Not available in all states

Optional Benefit Expense, Footnotes [Text Block]	(2) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.” (3) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.” (4) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. See “Investment Restrictions for Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC•T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Portfolio Companies [Table Text Block]
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.83%	None	0.83%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%
Multi-Year Enhanced Option (MVA)	3-Year, 5-Year, 7-Year, 10-Year	1%
DCA Fixed Account	6-Month, 12-Month	1%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Investment Restrictions For Optional Living Benefits If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions. For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years
IncomeLOCK +6 and IncomeLOCK +8 If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capi Core Fund Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account. If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •The remaining 80% of your Purchase Payments must be allocated among the following investment options: Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. ** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect: •You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus: ○If you elected your benefit before May 1, 2012, this percentage is 15%. ○If you elected your benefit after May 1, 2012, this percentage is 20%. •Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A. **If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. IncomeLOCK If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Allocation Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Core Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B. If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Dynamic Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.49%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALIC Company I Large Capital Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price Company
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Payable in any state where the interest guaranteed death benefit is not available, even if death occurs before age 70•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See the “Taxes” section.During the Purchase Period Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Investment Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate. If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts. During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee. Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you. 3.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Death Benefit Before Age of 70 The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state. The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC. Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
Step 2: Determine your Variable Investment Option Value by taking the greater of:
Value of Variable Investment Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Investment Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Investment Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit For purposes of this calculation amounts transferred into the Variable Investment Option will be treated as Purchase Payments. This value may be adjusted if the total amount of any death benefit exceeds the Account Value.Death Benefit On or After Age 70 The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available. The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Interest Guaranteed Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable only if death occurs before age 70•May not be available in all states•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit
Name of Benefit [Text Block]	Interest Guaranteed Death Benefit
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for: •Payments to be made to you; and •Payment over a stated period of time, but not less than five years; and •Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made). We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that you selected. You may select the specific Investment Options from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•Market value adjustments may apply to amounts withdrawn or transferred from a Multi-Year Enhanced Option•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options or Multi-Year Enhanced Options•Interest will accrue on outstanding loan amounts•Will automatically terminate an optional Living Benefit•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans. Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Option(s) and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Affiliate Guarantee
Item 10. Benefits Available [Line Items]
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DCA Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Systematic transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum Purchase Payment amounts apply•Only available in newly issued series 1 (in an individual IRA) or series 9 (NQDA)•Not available in all states
Name of Benefit [Text Block]	DCA Program
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•Participation may automatically terminate an optional Living Benefit•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Fees may have on your Contract Value before electing to enroll in the Advisory Program.•For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.Advisory Agreement and Fees When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement. Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of your Advisory Agreement, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract. If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee. Please see the “Taxes” section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions noted in the “General Description of the Contracts” section of this Prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contracts” section of this Prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | American Home Guarantee
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	American Home Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to American Home’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	American Home Guarantee
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For One Covered Person | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For One Covered Person | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For One Covered Person | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus - For Two Covered Persons | Previously Offered 2
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus8 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus6 | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 25, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 24, 2013
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Dec. 25, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | IncomeLOCK Plus | Previously Offered 2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Multi-Year Enhanced Option (MVA)
Fixed Option [Line Items]
Fixed Option Available, Name	Multi-Year Enhanced Option (MVA)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Multi-Year Enhanced Option (MVA) | Point To Point 3 Year
Fixed Option [Line Items]
Fixed Option Available, Term	3 years
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Multi-Year Enhanced Option (MVA) | Point To Point 5 Year
Fixed Option [Line Items]
Fixed Option Available, Term	5 years
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Multi-Year Enhanced Option (MVA) | Point To Point 7 Year
Fixed Option [Line Items]
Fixed Option Available, Term	7 years
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Multi-Year Enhanced Option (MVA) | Point To Point 10 Year
Fixed Option [Line Items]
Fixed Option Available, Term	10 years
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Term	12 months
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Options Portfolio Director Contracts feature up to five guaranteed Fixed Account Options that are each part of the General Account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed Fixed Account Options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Fixed Account Options	Description
Fixed Account Plus
This Fixed Account Option provides for a fixed rate of interest with a long-term time horizon. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account
Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments. Please refer to the Fixed
Account Plus Excess Transfer Charge (Series 11 Only) section in “Charges and Adjustments” for information about certain transfer limitations for Fixed Account Plus.

Short-Term Fixed Account
This Fixed Account Option provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This Fixed Account Option is a long-term Investment Option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“Multi-Year Option Term”). You may establish one or more new Multi-Year Option guarantee periods (Multi-Year Options Bands) with a minimum amount, as described in the Contract, per Multi-Year Option Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each Multi-Year Option Band will be guaranteed to receive a stated rate of interest through the end of the selected Multi-Year Option term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All Multi-Year
Option Terms may not be available. See your investment professional for information on the Multi-Year
Option Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
This Fixed Account Option is a short-term Investment Option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Investment
Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your investment professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for Fixed Account Options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued. Dollar Cost Averaging Fixed Accounts You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information. The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows: DCA Fixed Account Minimum Purchase Payment 6-Month = $25,000 *
12-Month = $25,000 * •You may not make a transfer from a Variable Investment Option or available Fixed Account Option into a DCA Fixed Account Option. •Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Variable Investment Option or Fixed Account Option according to your current allocation instructions on file. *The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000. DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available Investment Options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available Investment Options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Amounts withdrawn from series 1, 3, 4, 5, 7, 8, 9, or 10 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed Account Option).•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while the loan is in the process of being paid off, if the loan is never paid off, if you default on the loan, and the fact that your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Variable Investment Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Dynamic Allocation Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Portfolio Company that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Portfolio Company has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Portfolio Company may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Portfolio Company’s investment advisers, as described in the Portfolio Company’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Portfolio Company’s investment adviser and board of directors, including a majority of the independent directors.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Fund Availability Risk. Some in-plan deferred compensation plans may restrict investment in “Public Funds”, which are Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Public Funds will not be available within your Contract. (Public Funds are identified in Appendix A.)
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 3
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 4
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 8
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 10
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,852
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	11,760
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	16,775
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	25,313
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,226
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	6,867
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	11,775
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	25,313
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,226
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	6,867
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	11,775
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	25,313
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,734
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,838
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	11,719
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	16,704
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,838
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	11,719
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	16,704
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,852
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	11,760
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	16,775
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	25,313
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,226
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	6,867
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	11,775
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	25,313
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,226
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	6,867
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	11,775
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	25,313
No Surrender Expense, 10 Years, Minimum [Dollars]	14,734
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 12
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 11
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 6
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	14,594
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | Series 2
Item 3. Key Information [Line Items]
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594